Commitments & Contingencies (Details) - USD ($)			3 Months Ended	11 Months Ended
	May 12, 2021	May 03, 2021	Mar. 31, 2022	Dec. 31, 2021
Commitments & Contingencies (Details) [Line Items]
Gross proceeds (in Dollars)				$ 40,000,000
Percentage of cash fee related to business combination				3.50%
Over-Allotment Option [Member]
Commitments & Contingencies (Details) [Line Items]
Stock option exercised	488,986
Underwriting discount	2.00%		2.00%
Initial Public Offering [Member]
Commitments & Contingencies (Details) [Line Items]
Gross proceeds (in Dollars)		$ 40,000,000
Sale of option units	897,797		897,797
Underwriters Agreement [Member] | Over-Allotment Option [Member]
Commitments & Contingencies (Details) [Line Items]
Additional units			600,000
Gross proceeds (in Dollars)	$ 4,889,860
Business Combination Marketing Agreement [Member]
Commitments & Contingencies (Details) [Line Items]
Percentage of cash fee related to business combination			3.50%	3.50%
Underwriters Agreement [Member] | Over-Allotment Option [Member]
Commitments & Contingencies (Details) [Line Items]
Additional units				600,000